CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Pbf Services Company [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Delaware City Refining Company Llc [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Pbf Power Marketing Llc [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Paulsboro Refining Company Llc [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Toledo Refining Company Llc [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Chalmette Refining L.L.C [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
PBF Energy Western Region LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Torrance Refining Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Torrance Logistics Company LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
PBF International Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
PBF Investments LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	100.00%
Torrance Valley Pipeline Company [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in subsidiaries	50.00%